Impacts of the war in Ukraine	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Impacts of the war in Ukraine

Note   35.               Impacts of the war in Ukraine

Following the outbreak of the war in Ukraine in late February 2022, several countries imposed sanctions on Russia, Belarus and certain regions in Ukraine. There has been an abrupt change in the geopolitical situation, with significant uncertainty about the duration of the conflict, changing scope of sanctions and retaliation actions including new laws.

The Semiconductors Group does not have any operation or customer in Russia, Belarus or Ukraine, and, as such, does not foresee any direct impact of the war on its operations.

However, the war has also contributed to an increase in volatility in currency markets, energy prices, raw material and other input costs, which may impact the Group’s supply chain in the future.

As at December 31, 2022, the Semiconductors Group has assessed the consequences of the war for its financial disclosures and considered the impacts on key judgements and significant estimates, and has concluded that no changes were required. The Semiconductors Group will continue to monitor these areas of increased risk for material changes.

SEALS Corp
Impacts of the war in Ukraine

34.          Impacts of the war in Ukraine

Following the outbreak of the war in Ukraine in late February 2022, several countries imposed sanctions on Russia, Belarus and certain regions in Ukraine. There has been an abrupt change in the geopolitical situation, with significant uncertainty about the duration of the conflict, changing scope of sanctions and retaliation actions including new laws.

The SEALSQ group does not have any operation or customer in Russia, Belarus or Ukraine, and, as such, does not foresee any direct impact of the war on its operations. However, the war has also contributed to an increase in volatility in currency markets, energy prices, raw material and other input costs, which may impact the Group’s supply chain in the future.

As at June 30, 2023, SEALSQ has assessed the consequences of the war for its financial disclosures and considered the impacts on key judgments and significant estimates, and has concluded that no changes were required. SEALSQ will continue to monitor these areas of increased risk for material changes.